Schedule of Consolidation of Subsidiaries (Details)	Dec. 31, 2025
Shoal Media (Canada) Inc. [Member]
Ownership percentage	100.00%
Kidoz Ltd. [Member]
Ownership percentage	100.00%
Prado Media Ltd. [Member]
Ownership percentage	100.00%
Shoal Media Inc. [Member]
Ownership percentage	100.00%
Shoal Media (UK) Ltd. [Member]
Ownership percentage	100.00%